Debt	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Debt Disclosure [Abstract]
Debt

NOTE 9 - DEBT

The table below presents outstanding debt instruments as of November 30, 2020 and May 31, 2020:

	November 30, 2020	May 31,2020
10% Fixed Convertible Promissory Note	$—	$152,500
Self-amortization promissory notes	1,133,023	—
August 7, 2020 self-amortization promissory note	333,333	—
Related Party Note	—	64,728
Convertible Note Payable	1,000,000	1,000,000
	2,466,356	1,217,228
Less: debt discount	(366,227)	(25,180)
Total	$2,100,129	$1,192,048

10% Fixed Convertible Promissory Note

On April 29, 2020 (the “Effective Date”), the Company issued a 10% Fixed Convertible Promissory Note (the “Harbor Gates Note”), with a maturity date of October 29, 2020 (the “Maturity Date”), in the principal sum of $152,000 in favor of Harbor Gates Capital, LLC (“Harbor Gates”). Pursuant to the terms of the Harbor Gates Note, the Company agreed to pay to Harbor Gates $152,500 (the “Principal Sum”) and to pay “guaranteed” interest on the principal balance at an amount equivalent to 10% of the Principal Sum, to the extent such Principal Sum and “guaranteed” interest and any other interest, fees, liquidated damages and/or items due to Harbor Gates have not been repaid or converted into Company common stock in accordance with the terms of the Harbor Gates Note. The Harbor Gates Note carries an original issue discount (“OID”) of $2,500. Accordingly, on the Effective Date, Harbor Gates delivered $150,000 to the Company in exchange for the Harbor Gates Note.

In addition to the “guaranteed” interest, and upon the occurrence of an Event of Default (as hereinafter defined), additional interest would accrue from the date of the Event of Default at the rate equal to the lower of 20% per annum or the highest rate permitted by law.

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

135% of the remaining unpaid and unconverted Principal Amount, plus all accrued and unpaid interest will be due and payable on the Maturity Date. “Principal Amount” refers to the sum of (i) the original principal amount of the Harbor Gates Note (including the OID, prorated if the Harbor Gates Note has not been funded in full); (ii) all guaranteed and other accrued but unpaid interest under the Harbor Gates Note; (iii) any fees due under the Harbor Gates Notes; (iv) liquidated damages; and (v) any default payments owing under the Harbor Gates Note, in each case previously paid or added to the Principal Amount.

Pursuant to the terms of the Harbor Gates Note, the Company agreed to issue Harbor Gates shares of Company common stock in two tranches as follows:

(i)	1,250 shares of common stock within three trading days of the Effective Date; and
(ii)	In the event the average of the three-volume weighted average prices for the Company’s common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $8.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.

If an Event of Default (as defined in the Promissory Note) occurs, the outstanding Principal Amount of the Harbor Gates Note owing in respect thereof through the date of acceleration, shall become, at Harbor Gates’ election, immediately due and payable in cash at the “Mandatory Default Amount”. The Mandatory Default Amount means 35% of the outstanding Principal Amount of the Harbor Gates Note will be automatically added to the Principal Sum of the Harbor Gates Note and tack back to the Effective Date for purposes of Rule 144 promulgated under the 1934 Act. Commencing five days after the occurrence of any Event of Default that results in the eventual acceleration of the Harbor Gates Note, the Harbor Gates Note will accrue additional interest, in addition to the Harbor Gates Note’s “guaranteed” interest, at a rate equal to the lesser of 20% per annum or the maximum rate permitted under applicable law.

On July 2, 2020, the 10% Fixed Convertible Promissory Note was repaid in full. A cash payment of $201,300 including principal of $152,500, guaranteed interest of $15,200 and prepayment penalties of $33,600 was made to the lender. In connection with the repayment of the note, the Company recorded a charge to interest expense in the amount of $73,980 comprised of $48,800 related to interest and prepayment penalties and $25,180 related to accelerated accretion of unamortized debt discount recorded in connection with the original issue discount and in connection with common shares issued to the lender.

Self-Amortization Promissory Notes

On June 18, 2020 (the “Issue Date”), the Company entered into a securities purchase agreement (the “June 18, 2020 SPA”) with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “June Amortization Note”) with a maturity date of June 18, 2021 (the “Maturity Date”), in the principal sum of $550,000. Pursuant to the terms of the June Amortization Note, the Company agreed to pay to $550,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $55,000. The Company received net proceeds of $467,650, net of original issue discount of $55,000 and origination fees of $27,350. In addition, pursuant to the terms of the SPA, the Company issued 6,875 shares of the Company’s common stock to the Holder as additional consideration. The 6,875 shares were value at $62,150, or $9.04 per share, based on the quoted trading price on the date of grant.

The Company may prepay the June Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
10/16/2020	$66,125
11/16/2020	66,125
12/16/2020	66,125
01/18/2021	66,125
02/18/2021	66,125
03/18/2021	66,125
04/16/2021	66,125
05/18/2021	66,125
06/18/2021	65,921
Total:	$594,921

In connection with the November 23, 2020 SPA discussed below, the Company repaid principal and interest of $198,375 on this June 18, 2020 Note.

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this five (5) calendar day cure period shall not apply to any event of default under Sections 3.1, 3.2, and 3.19 of the Amortization Note), the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion. The Company intends to repay the Amortization Note in accordance with its terms so that no amount under the Amortization Note is converted into shares of the Company’s common stock.

On November 25, 2020, the Company entered into a securities purchase agreement (the “November 23, 2020 SPA”), dated as of November 23, 2020 (the “Effective Date”) with the Holder, pursuant to which the Company issued a 12% self-amortization promissory note (the “November Amortization Note”) with a maturity date of November 23, 2021 (the “Maturity Date”), in the principal sum of $750,000. Pursuant to the terms of the November Amortization Note, the Company agreed to pay to $750,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Company received net proceeds of $441,375, net of original issue discount of $75,000, origination fees of $35,250, and the partial repayment of principal and interest of $198,375 on the June 18, 2020 Note. In addition, pursuant to the terms of the SPA, the Company granted 17,054 warrants to purchase 17,054 shares of the Company’s common stock, subject to adjustment. In connection with the November Amortization Note, during the first twelve months of this note, interest equal to $90,000 shall be guaranteed and earned in full as of the Effective Date, provided, however, that if the November Amortization Note is repaid in its entirety on or prior to February 23, 2021, then the interest shall be accrued on a per annum basis based on the number of days elapsed as of the repayment date from the Effective Date.

In connection with the November 23, 2020 SPA, the Company shall issue warrants equal to 375,000 divided by the Exercise Price (as defined below) (the “Warrant Shares”) (whereby such number may be adjusted from time to time pursuant to the terms and conditions of this Warrant) at the Exercise Price per share then in effect. For purposes of this Warrant, the term “Exercise Price” shall mean 110% of the public offering price of the Company’s common stock under the public offering contemplated by the registration statement on Form S-1 filed by the Company on October 23, 2020 (the “Uplist Offering”), provided, however, that if the Uplist Offering has not been consummated on or before May 23, 2021, then the Exercise Price shall mean the closing bid price of the Company’s common stock on December 23, 2020, subject to adjustment as provided in the warrant (including but not limited to cashless exercise), and the term “Exercise Period” shall mean the period commencing on the earlier of (i) the date of the Company’s consummation of the Uplist Offering or (ii) May 23, 2021, and ending on the five-year anniversary thereof. In connection with the issuance of these warrants, on the initial measurement date, the relative fair value of the warrants of $157,438 was recorded as a debt discount and an increase in paid-in capital.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

The Company is required to make ten monthly amortization payments to the Holder of $84,000 commencing on February 23, 2021 through November 23,2021. according to the following schedule:

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this five (5) calendar day cure period shall not apply to any event of default under Sections 3.1, 3.2, and 3.19 of the Amortization Note), the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.

The Holder shall have the right, at any time following an Uncured Default Date (as defined in this Note), to convert all or any portion of the then outstanding and unpaid principal amount and interest (including any default interest) into shares of the Company’s common stock at the Conversion Price. Following the Uncured Default Date the Conversion Price shall equal the lesser of (i) 105% multiplied by the closing bid price of the Company’s common stock or (ii) the closing bid price of the Company’s common stock immediately preceding the date of the respective conversion (the “Conversion Price”).

The Company intends to repay the Amortization Note in accordance with its terms so that no amount under the Amortization Note is converted into shares of the Company’s common stock.

As of November 30, 2020, the June and August Amortization Notes are not in default.

The Company recorded a total debt discount in the amount of $144,500 in connection with the common shares issued to the Holder and an original issue discount associated with the note.

In connection with the June and August Amortization Notes, during the six months ended November 30, 2020. the Company recognized interest expense of $90,474 related to amortization of the discount

August 7, 2020 Self-Amortization Promissory Note

On August 7, 2020 (the “Issue Date”), the Company, entered into a securities purchase agreement (the “SPA”) with FirstFire Global Opportunities Fund, LLC, an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of August 7, 2021 (the “Maturity Date”), in the principal sum of $333,333. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $333,333 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $33,333. The Company received net proceeds of $280,500, net of original issue discount of $33,333 and origination fees of $19,500. In addition, pursuant to the terms of the SPA, the Company issued 4,167 shares of the Company’s common stock to the Holder as additional consideration. The 4,167 shares were value at $30,166, or $7.24 per share, based on the quoted trading price on the date of grant.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
12/07/2020	$40,075.75
01/07/2021	40,075.75
02/08/2021	40,075.75
03/08/2021	40,075.75
04/07/2021	40,075.75
05/07/2021	40,075.75
06/07/2021	40,075.75
07/07/2021	40,075.75
08/07/2021	39,952.34
Total:	$360,558.34

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this five (5) calendar day cure period shall not apply to any event of default under Sections 3.1, 3.2, and 3.19 of the Amortization Note), the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion. The Company intends to repay the Amortization Note in accordance with its terms so that no amount under the Amortization Note is converted into shares of the Company’s common stock.

In connection with the August 7, 2020 Self-Amortization promissory note, during the six months ended November 30, 2020. the Company recognized interest expense of $38,487 related to amortization of the discount.

Related Party - Kaplan Promissory Note

On May 12, 2020 (the “Issue Date”), the Company issued a promissory note (the “Kaplan Note”) in the principal sum of $90,000 in favor of Jed Kaplan, the Company’s Chief Executive Officer, interim Chief Financial Officer, member of the Company’s Board of Directors and greater than 5% stockholder of the Company. The Kaplan Note matures on the first business day following the 150-day anniversary of the Issue Date (the “Maturity Date”). The Company will use the proceeds of the Kaplan Note to fund the operations of Simplicity One Brasil Ltda, the Company’s majority owned subsidiary (“Simplicity Brasil”) (see Note 7).

Pursuant to the terms of the Kaplan Note, the Company agreed to pay to Mr. Kaplan the lesser of (i) the principal sum of $90,000 (the “Maximum Commitment”), or (ii) the aggregate principal amount of all direct advances of the proceeds of the Kaplan Note (each, an “Advance”), together with any interest thereon, and any and all other amounts which may be due and payable thereunder from time to time.

Subject to the terms of the Kaplan Note, Mr. Kaplan agreed to make one direct Advance to and for the benefit of the Company on the Issue Date in the amount of $45,000, and one additional Advance to and for the benefit of the Company at such time as the Company may request during the two-month period following the Issue Date. The total of the aggregate principal balance of all Advances (collectively referred to herein as the “Principal Amount”) outstanding at any time shall not exceed the Maximum Commitment. Advances made by Mr. Kaplan to the Company under the Kaplan Note which have been repaid may not be borrowed again.

Prior to the Maturity Date or an Event of Default (as hereinafter defined), the Principal Amount outstanding under the Kaplan Note will bear interest at a rate of 3% (the “Interest Rate”). From and after the Maturity Date or upon and during the continuance of an Event of Default, interest will accrue on the unpaid Principal Amount during any such period at an annual rate (the “Default Rate”) equal to 10% plus the Interest Rate; provided, however, that in no event will the Default Rate exceed the maximum rate permitted by law.

The Company may prepay the Kaplan Note, in whole or in part, without a prepayment penalty, at any time provided that an Event of Default has not then occurred.

As of May 31, 2020, the balance of the Kaplan noted was $64,728. During the six months ended November 30, 2020 Mr. Kaplan advanced an additional $25,272 under the terms of the note. During the quarter ended November 30, 2020, Mr. Kaplan exchanged the note together with accrued interest in exchange for his acquisition of a 10% interest in the Company’s wholly owned subsidiary Simplicity Brasil.

Convertible Note Payable

On December 20, 2018, the Company entered into a securities exchange agreement (“Exchange Agreement”) with Maxim. Pursuant to the terms of the Exchange Agreement, Maxim agreed to surrender and exchange the Note. In exchange, the Company issued to Maxim a Series A-1 Exchange Convertible Note in the principal amount of $500,000 (the “Series A-1 Note”) and a Series A-2 Exchange Convertible Note in the principal amount of $1,000,000 (the “Series A-2 Note,” and collectively with Series A-1 Note, the “Exchange Notes”). As of December 31, 2018, upon the closing of the Acquisition, the Series A-1 Note automatically converted into 193,648 shares of the Company’s common stock.

The original amount of the promissory note was $1,800,000, the total amount of the two exchange notes is $1,500,000, and the difference of $300,000 was recorded as debt forgiveness income.

Prior to conversion, the Series A-1 Note bore interest at 2.67% per annum, was payable quarterly and had a maturity date of the earlier of the closing date of the Acquisition (as defined below) or June 20, 2020 (the “Maturity Date”). The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note (“Equity Conditions”) had been met (unless waived by Maxim in writing) during the 20 trading days immediately prior to the interest payment date (“Interest Notice Period”), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to Maxims’ account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.

The Series A-1 Note was convertible into shares of the Company’s common stock (“Conversion Shares”) at an initial conversion price of $15.44 per share, subject to adjustment for any stock dividends and splits, rights offerings, distributions, combinations or similar transactions. Upon the closing of the Acquisition, the conversion price was automatically adjusted to equal the arithmetic average of the volume weighted average price (“VWAP”) of the Company’s common stock in the five trading days prior to the closing date of the Acquisition. Maxim was permitted to convert the Series A-1 Note at any time, in whole or in part, provided that upon receipt of a notice of conversion Maxim, the Company had the right to repay all or any portion of the Series A-1 Note included in the notice of conversion.

Additionally, the Series A-1 Note would have automatically converted into shares of the Company’s common stock on the earlier of the Maturity Date or the closing date of the Acquisition provided that (i) no event of default then existed, and (ii) solely if such automatic conversion date was also the Maturity Date, each of the Equity Conditions had been met (unless waived in writing by Maxim) on each trading day during the 20 trading day period ending on the trading day immediately prior to the automatic conversation date.

At any time prior to the Maturity Date, the Company also had the right to elect to redeem some or all of the outstanding principal amount for cash in an amount (the “Optional Redemption Amount”) equal to the sum of (a) 100% of the then outstanding principal amount of the note, (b) accrued but unpaid interest and (c) all liquidated damages and other amounts due in respect of the note (the “Optional Redemption”). The Company could only effect an Optional Redemption if each of the Equity Conditions had been met (unless waived in writing by Maxim) on each trading day during the period commencing on the date when the notice of the Optional Redemption was delivered to the date of the Optional Redemption and through and including the date payment of the Optional Redemption Amount was actually made in full.

Except as otherwise provided in the Series A-1 Note, including, without limitation, an Option Redemption, the Company may not prepay any portion of the principal amount of the note without the prior written consent of Maxim.

Pursuant to the terms of the Series A-1 Note, the Company was not permitted to convert any portion of the Series A-1 Note if doing so results in Maxim beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days’ prior written notice from Maxim to the Company, that percentage could increase to 9.99%. However, if there was an automatic conversion, and the conversion would result in the Company issuing a number of shares in excess of the beneficial ownership limitation, then any such shares in excess of the beneficial ownership limitation would be held in abeyance for the benefit of Maxim until such time or times, if ever, as its right thereto would not result in Maxim exceeding the beneficial ownership limitation, at which time or times Maxim would be issued such shares to the same extent as if there had been no such limitation.

The Series A-1 Note contained restrictive covenants which, among other things, restricted the Company’s ability to repay or repurchase any indebtedness, make distributions on or repurchase its common stock or enter into transactions with its affiliates.

The Series A-2 Note has terms substantially similar to those of the Series A-1 Note except that the Series A-2 Note has a maturity date of June 20, 2020, and an initial conversion price of $15.44, which will be automatically adjusted to the lower of (i) the conversion price then in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company’s common stock in the five trading days prior to the notice of conversion and $4.00.

As of December 31, 2018, upon the closing of the Acquisition, the Series A-1 Note automatically converted into 24,206 shares of the Company’s common stock

On June 4, 2020, $100,000 of principal balance was converted into 10,738 shares of common stock in accordance with the terms of the Maxim Note.

On June 18, 2020, the Company and Maxim entered into that certain first amendment to the Maxim Note (the “Amendment”), pursuant to which the Parties agreed to the following: (i) Maxim’s resale of the Company’s common stock (the “Common Stock”) underling the Maxim Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Maxim Note was extended to December 31, 2020, (iii) the principal amount of the Maxim Note was increased by $100,000, which is included in interest expense on the accompanying condensed consolidated statement of operations, and (iv) the reference to “$15.44” in Section 4(b) of the Maxim Note was replaced with “$9.20”.

During the six months ended November 30, 2020 the Company recorded interest expense of $38,069. Total principal and accrued interest on Maxim note amounted to $1,000,000 and $75,894 as of November 30, 2020.

NOTE 8 – DEBT

The table below presents outstanding debt instruments as of May 31:

	2020	2019
Sponsor loan	$-	$93,761
10% Fixed Convertible Promissory Note	152,500	-
Less Discount	(25,180)	-
Related Party Note	64,728	-
Convertible Note Payable	1,000,000	1,000,000

Total	$1,192,048	$1,093,761

Sponsor Loan

The Sponsor loaned the Company $201,707 in the aggregate, to be used for a portion of the expenses of the Initial Public Offering and working capital purposes. The loan is non-interest bearing, unsecured and due at the earlier of December 31, 2017 or the closing of the Initial Public Offering. As of May 31, 2020, and 2019, the balance of the Sponsor loan was $0 and $93,761, respectively.

10% Fixed Convertible Promissory Note

On April 29, 2020 (the “Effective Date”), the Company issued a 10% Fixed Convertible Promissory Note (the “Harbor Gates Note”), with a maturity date of October 29, 2020 (the “Maturity Date”), in the principal sum of $152,000 in favor of Harbor Gates Capital, LLC (“Harbor Gates”). Pursuant to the terms of the Harbor Gates Note, the Company agreed to pay to Harbor Gates $152,500 (the “Principal Sum”) and to pay “guaranteed” interest on the principal balance at an amount equivalent to 10% of the Principal Sum, to the extent such Principal Sum and “guaranteed” interest and any other interest, fees, liquidated damages and/or items due to Harbor Gates have not been repaid or converted into Company common stock in accordance with the terms of the Harbor Gates Note. The Harbor Gates Note carries an original issue discount (“OID”) of $2,500. Accordingly, on the Effective Date, Harbor Gates delivered $150,000 to the Company in exchange for the Harbor Gates Note.

In addition to the “guaranteed” interest, and upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 20% per annum or the highest rate permitted by law.

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

135% of the remaining unpaid and unconverted Principal Amount, plus all accrued and unpaid interest will be due and payable on the Maturity Date. “Principal Amount” refers to the sum of (i) the original principal amount of the Harbor Gates Note (including the OID, prorated if the Harbor Gates Note has not been funded in full); (ii) all guaranteed and other accrued but unpaid interest under the Harbor Gates Note; (iii) any fees due under the Harbor Gates Notes; (iv) liquidated damages; and (v) any default payments owing under the Harbor Gates Note, in each case previously paid or added to the Principal Amount.

Pursuant to the terms of the Harbor Gates Note, the Company agreed to issue Harbor Gates shares of Company common stock in two tranches as follows:

(i)	10,000 shares of common stock within three trading days of the Effective Date; and
(ii)	In the event the average of the three volume weighted average prices for the Company’s common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.

If an Event of Default (as defined in the Promissory Note) occurs, the outstanding Principal Amount of the Harbor Gates Note owing in respect thereof through the date of acceleration, shall become, at Harbor Gates’ election, immediately due and payable in cash at the “Mandatory Default Amount”. The Mandatory Default Amount means 35% of the outstanding Principal Amount of the Harbor Gates Note will be automatically added to the Principal Sum of the Harbor Gates Note and tack back to the Effective Date for purposes of Rule 144 promulgated under the 1934 Act. Commencing five days after the occurrence of any Event of Default that results in the eventual acceleration of the Harbor Gates Note, the Harbor Gates Note will accrue additional interest, in addition to the Harbor Gates Note’s “guaranteed” interest, at a rate equal to the lesser of 20% per annum or the maximum rate permitted under applicable law.

If the Harbor Gates Note is not retired on or before the Maturity Date, then at any time and from time to time after the Maturity Date, and subject to the terms hereof and restrictions and limitations contained in the Harbor Gates Note, Harbor Gates has the right, at Harbor Gates’ sole option, to convert in whole or in part the outstanding and unpaid Principal Amount under the Harbor Gates Note into shares of the Company’s common stock at the Variable Conversion Price. The “Variable Conversion Price” will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company’s common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note. The Company intends to prepay the Harbor Gates Note in accordance with its terms so that no amount under the Harbor Gates Note is converted into shares of the Company’s common stock.

This note along with guaranteed interest of $15,000 was repaid on July 2, 2020.

Kaplan Promissory Note

On May 12, 2020 (the “Issue Date”), the Company issued a promissory note (the “Kaplan Note”) in the principal sum of $90,000 in favor of Jed Kaplan, the Company’s Chief Executive Officer, interim Chief Financial Officer, member of the Company’s Board of Directors and greater than 5% stockholder of the Company. The Kaplan Note matures on the first business day following the 150-day anniversary of the Issue Date (the “Maturity Date”). The Company will use the proceeds of the Kaplan Note to fund the operations of Simplicity One Brasil Ltda, the Company’s majority owned subsidiary (“Simplicity Brasil”).

Pursuant to the terms of the Kaplan Note, the Company agreed to pay to Mr. Kaplan the lesser of (i) the principal sum of $90,000 (the “Maximum Commitment”), or (ii) the aggregate principal amount of all direct advances of the proceeds of the Kaplan Note (each, an “Advance”), together with any interest thereon, and any and all other amounts which may be due and payable thereunder from time to time.

Subject to the terms of the Kaplan Note, Mr. Kaplan agreed to make one direct Advance to and for the benefit of the Company on the Issue Date in the amount of $45,000, and one additional Advance to and for the benefit of the Company at such time as the Company may request during the two month period following the Issue Date. The total of the aggregate principal balance of all Advances (collectively referred to herein as the “Principal Amount”) outstanding at any time shall not exceed the Maximum Commitment. Advances made by Mr. Kaplan to the Company under the Kaplan Note which have been repaid may not be borrowed again.

Prior to the Maturity Date or an Event of Default (as hereinafter defined), the Principal Amount outstanding under the Kaplan Note will bear interest at a rate of 3% (the “Interest Rate”). From and after the Maturity Date or upon and during the continuance of an Event of Default, interest will accrue on the unpaid Principal Amount during any such period at an annual rate (the “Default Rate”) equal to 10% plus the Interest Rate; provided, however, that in no event will the Default Rate exceed the maximum rate permitted by law.

The Company may prepay the Kaplan Note, in whole or in part, without a prepayment penalty, at any time provided that an Event of Default has not then occurred.

As of May 31, 2020, advances under the terms of this note were $64,728.

Note Payable

On November 20, 2018, the Company paid its underwriter $20,000 and issued its underwriter a secured demand promissory note (the “Note”) in the amount of $1,800,000. The Note accrued interest at 8% per annum from the date of the Note through and including May 20, 2019, 12% per annum from and including May 21, 2019, through and including August 20, 2019, and 15% per annum from and including August 21, 2019, through and including November 20, 2019. If a late payment had occurred and continued, the interest rate would have increased to 12% per annum from the date of the Note through and including August 20, 2019 and 18% per annum from after August 21, 2019. If a late payment had remained outstanding for over 48 hours, Maxim could have required the Company to redeem all or any part of the Note at a redemption price equal to 125% of the Alternate Payment Amount.

The principal and interest of the Note was payable upon demand by Maxim or from time to time, in accordance the following schedule:

(i)	one third of the principal, accrued and unpaid interest and any late charges on May 20, 2019;
(ii)	one third of the principal, accrued and unpaid interest and any late charges on August 20, 2019; and
(iii)	one third of the principal, accrued and unpaid interest and any late charges on November 20, 2019.

The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.

The amount payable under the Note could also have been paid in shares of common stock of the Company or securities convertible or exercisable into shares of common stock of the Company (the “Alternate Equity Payment”) if and only if the Company and Maxim mutually agree on both the purchase price and, if applicable, the conversion and/or exercise price of each security of the Company issued in such Alternative Equity Payment. Otherwise, the payment should be made in cash only.

So long as any amount under the Note remained outstanding, all cash proceeds received by the Company from any sales of its securities was to be used to repay this Note.

Convertible Note Payable

On December 20, 2018, the Company entered into a securities exchange agreement (“Exchange Agreement”) with Maxim Group LLC (the “Holder”). Pursuant to the terms of the Exchange Agreement, the Holder agreed to surrender and exchange the Note. In exchange, the Company issued to the Holder a Series A-1 Exchange Convertible Note in the principal amount of $500,000 (the “Series A-1 Note”) and a Series A-2 Exchange Convertible Note in the principal amount of $1,000,000 (the “Series A-2 Note,” and collectively with Series A-1 Note, the “Exchange Notes”). As of December 31, 2018, upon the closing of the Acquisition, the Series A-1 Note automatically converted into 193,648 shares of the Company’s common stock.

The original amount of the promissory note was $1,800,000, the total amount of the two exchange notes is $1,500,000, and the difference of $300,000 has been recorded as debt forgiveness income.

Prior to conversion, the Series A-1 Note bore interest at 2.67% per annum, was payable quarterly and had a maturity date of the earlier of the closing date of the Acquisition (as defined below) or June 20, 2020 (the “Maturity Date”). The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note (“Equity Conditions”) had been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date (“Interest Notice Period”), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to the Holder’s account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.

The Series A-1 Note was convertible into shares of the Company’s common stock (“Conversion Shares”) at an initial conversion price of $1.93 per share, subject to adjustment for any stock dividends and splits, rights offerings, distributions, combinations or similar transactions. Upon the closing of the Acquisition, the conversion price was automatically adjusted to equal the arithmetic average of the volume weighted average price (“VWAP”) of the Company’s common stock in the five trading days prior to the closing date of the Acquisition. The Holder was permitted to convert the Series A-1 Note at any time, in whole or in part, provided that upon receipt of a notice of conversion from the Holder, the Company had the right to repay all or any portion of the Series A-1 Note included in the notice of conversion.

Additionally, the Series A-1 Note would have automatically converted into shares of the Company’s common stock on the earlier of the Maturity Date or the closing date of the Acquisition provided that (i) no event of default then existed, and (ii) solely if such automatic conversion date was also the Maturity Date, each of the Equity Conditions had been met (unless waived in writing by the Holder) on each trading day during the 20 trading day period ending on the trading day immediately prior to the automatic conversation date.

At any time prior to the Maturity Date, the Company also had the right to elect to redeem some or all of the outstanding principal amount for cash in an amount (the “Optional Redemption Amount”) equal to the sum of (a) 100% of the then outstanding principal amount of the note, (b) accrued but unpaid interest and (c) all liquidated damages and other amounts due in respect of the note (the “Optional Redemption”). The Company could only effect an Optional Redemption if each of the Equity Conditions had been met (unless waived in writing by the Holder) on each trading day during the period commencing on the date when the notice of the Optional Redemption was delivered to the date of the Optional Redemption and through and including the date payment of the Optional Redemption Amount was actually made in full.

Except as otherwise provided in the Series A-1 Note, including, without limitation, an Option Redemption, the Company could not prepay any portion of the principal amount of the note without the prior written consent of the Holder.

Pursuant to the terms of the Series A-1 Note, the Company was not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days’ prior written notice from the Holder to the Company, that percentage could increase to 9.99%. However, if there was an automatic conversion, and the conversion would result in the Company issuing a number of shares in excess of the beneficial ownership limitation, then any such shares in excess of the beneficial ownership limitation would be held in abeyance for the benefit of the Holder until such time or times, if ever, as its right thereto would not result in the Holder exceeding the beneficial ownership limitation, at which time or times the Holder would be issued such shares to the same extent as if there had been no such limitation.

The Series A-1 Note contained restrictive covenants which, among other things, restricted the Company’s ability to repay or repurchase any indebtedness, make distributions on or repurchase its common stock or enter into transactions with its affiliates.

The Series A-2 Note has terms substantially similar to those of the Series A-1 Note except that the Series A-2 Note has a maturity date of June 20, 2020, and an initial conversion price of $1.93, which will be automatically adjusted to the lower of (i) the conversion price then, in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company’s common stock in the five trading days prior to the notice of conversion and $0.50.

As of December 31, 2018, upon the closing of the Acquisition, the Series A-1 Note automatically converted into 193,648 shares of the Company’s common stock, resulting in a remaining note payable balance as of May 31, 2020, and 2019 of $1,000,000 and $1,000,000 respectively.